Income Tax - Reconciliation of the federal income tax rate (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of the federal income tax rate to the Company's effective tax rate
Statutory federal income tax rate	0.20%	0.03%	0.14%	0.03%	21.00%	21.00%	35.00%
State taxes, net of federal tax benefit			21.00%	21.00%
Diamond eagle acquisition
Reconciliation of the federal income tax rate to the Company's effective tax rate
Statutory federal income tax rate					21.00%
State taxes, net of federal tax benefit					0.00%
Change in valuation allowance					8.00%
Income tax provision					29.00%